Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0002087035
Registrant Name	AfterNext Acquisition I Corp.
Registration File Number	333-292005
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES